Restricted Net Assets - Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net (loss)/income	¥ 207,657	$ 31,369	¥ 106,151	¥ 61,460
Parent Company
Condensed Income Statements, Captions [Line Items]
Share of (loss)/income from subsidiaries and VIEs	207,657	31,369	106,151	(88,540)
Net (loss)/income	¥ 207,657	$ 31,369	¥ 106,151	¥ (88,540)